Shareholder Report, Holdings (Details)	Dec. 31, 2024
Dodge & Cox Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Dodge & Cox Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Dodge & Cox Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Dodge & Cox Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Dodge & Cox Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dodge & Cox Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dodge & Cox Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dodge & Cox Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Dodge & Cox Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Dodge & Cox Stock Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox Stock Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Dodge & Cox Stock Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Dodge & Cox Stock Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Dodge & Cox Stock Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Dodge & Cox Stock Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dodge & Cox Stock Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dodge & Cox Stock Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Dodge & Cox Stock Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Stock Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Dodge & Cox Stock Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Dodge & Cox Stock Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Dodge & Cox Global Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Dodge & Cox Global Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Dodge & Cox Global Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Dodge & Cox Global Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dodge & Cox Global Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dodge & Cox Global Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dodge & Cox Global Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Dodge & Cox Global Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Dodge & Cox Global Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Global Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Dodge & Cox Global Stock Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Dodge & Cox Global Stock Fund - Class I | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Dodge & Cox Global Stock Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Dodge & Cox Global Stock Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dodge & Cox Global Stock Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Dodge & Cox Global Stock Fund - Class I | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Dodge & Cox Global Stock Fund - Class I | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Dodge & Cox Global Stock Fund - Class I | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dodge & Cox Global Stock Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Dodge & Cox Global Stock Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Dodge & Cox Global Stock Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Dodge & Cox Global Stock Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dodge & Cox Global Stock Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Dodge & Cox Global Stock Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dodge & Cox Global Stock Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Dodge & Cox Global Stock Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Dodge & Cox Global Stock Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Global Stock Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Dodge & Cox Global Stock Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Dodge & Cox Global Stock Fund - Class X | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Dodge & Cox Global Stock Fund - Class X | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Dodge & Cox Global Stock Fund - Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Dodge & Cox Global Stock Fund - Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Dodge & Cox Global Stock Fund - Class X | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Dodge & Cox Global Stock Fund - Class X | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Dodge & Cox Global Stock Fund - Class X | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dodge & Cox International Stock Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Dodge & Cox International Stock Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Dodge & Cox International Stock Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dodge & Cox International Stock Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox International Stock Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Dodge & Cox International Stock Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Dodge & Cox International Stock Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Dodge & Cox International Stock Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Dodge & Cox International Stock Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Dodge & Cox International Stock Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dodge & Cox International Stock Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Dodge & Cox International Stock Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Dodge & Cox International Stock Fund - Class I | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Dodge & Cox International Stock Fund - Class I | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dodge & Cox International Stock Fund - Class I | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Dodge & Cox International Stock Fund Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Dodge & Cox International Stock Fund Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Dodge & Cox International Stock Fund Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Dodge & Cox International Stock Fund Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Dodge & Cox International Stock Fund Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Dodge & Cox International Stock Fund Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Dodge & Cox International Stock Fund Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Dodge & Cox International Stock Fund Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Dodge & Cox International Stock Fund Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Dodge & Cox International Stock Fund Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Dodge & Cox International Stock Fund Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Dodge & Cox International Stock Fund Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Dodge & Cox International Stock Fund Class X | Developed Europe ex UK [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Dodge & Cox International Stock Fund Class X | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Dodge & Cox International Stock Fund Class X | Other Developed [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Dodge & Cox Emerging Markets Stock Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Dodge & Cox Emerging Markets Stock Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Emerging Markets Stock Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dodge & Cox Emerging Markets Stock Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Dodge & Cox Emerging Markets Stock Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Dodge & Cox Emerging Markets Stock Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dodge & Cox Emerging Markets Stock Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Dodge & Cox Emerging Markets Stock Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Dodge & Cox Emerging Markets Stock Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dodge & Cox Emerging Markets Stock Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Dodge & Cox Emerging Markets Stock Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dodge & Cox Emerging Markets Stock Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Dodge & Cox Emerging Markets Stock Fund | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Dodge & Cox Emerging Markets Stock Fund | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Dodge & Cox Emerging Markets Stock Fund | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Dodge & Cox Emerging Markets Stock Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Dodge & Cox Emerging Markets Stock Fund | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Dodge & Cox Emerging Markets Stock Fund | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Emerging Markets Stock Fund | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Emerging Markets Stock Fund | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Dodge & Cox Emerging Markets Stock Fund | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Dodge & Cox Balanced Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Dodge & Cox Balanced Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Dodge & Cox Balanced Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox Balanced Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Dodge & Cox Balanced Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dodge & Cox Balanced Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Balanced Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dodge & Cox Balanced Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Balanced Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Balanced Fund Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Dodge & Cox Balanced Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Dodge & Cox Balanced Fund Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Dodge & Cox Balanced Fund Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dodge & Cox Balanced Fund Class I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dodge & Cox Balanced Fund Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dodge & Cox Balanced Fund Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Dodge & Cox Balanced Fund Class I | Debts Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Dodge & Cox Balanced Fund Class I | Net Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Dodge & Cox Balanced Fund - Class X | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Dodge & Cox Balanced Fund - Class X | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Dodge & Cox Balanced Fund - Class X | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Dodge & Cox Balanced Fund - Class X | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Dodge & Cox Balanced Fund - Class X | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Dodge & Cox Balanced Fund - Class X | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Balanced Fund - Class X | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dodge & Cox Balanced Fund - Class X | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Dodge & Cox Balanced Fund - Class X | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dodge & Cox Balanced Fund - Class X | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Dodge & Cox Balanced Fund - Class X | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Dodge & Cox Balanced Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Dodge & Cox Balanced Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Dodge & Cox Balanced Fund - Class X | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Dodge & Cox Balanced Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Dodge & Cox Balanced Fund - Class X | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.90%
Dodge & Cox Balanced Fund - Class X | Debts Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Dodge & Cox Balanced Fund - Class X | Net Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Dodge & Cox Income Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Dodge & Cox Income Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Dodge & Cox Income Fund - Class I | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Dodge & Cox Income Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dodge & Cox Income Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Dodge & Cox Income Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Dodge & Cox Income Fund - Class X | U.S. Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Dodge & Cox Income Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Dodge & Cox Global Bond Fund - Class I | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Dodge & Cox Global Bond Fund - Class I | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Dodge & Cox Global Bond Fund - Class I | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Dodge & Cox Global Bond Fund - Class I | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Dodge & Cox Global Bond Fund - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Dodge & Cox Global Bond Fund - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Dodge & Cox Global Bond Fund - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Global Bond Fund - Class I | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dodge & Cox Global Bond Fund - Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Dodge & Cox Global Bond Fund - Class X | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Dodge & Cox Global Bond Fund - Class X | Securitized [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Dodge & Cox Global Bond Fund - Class X | Corporate [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Dodge & Cox Global Bond Fund - Class X | Government-Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Dodge & Cox Global Bond Fund - Class X | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Dodge & Cox Global Bond Fund - Class X | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Dodge & Cox Global Bond Fund - Class X | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Dodge & Cox Global Bond Fund - Class X | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Dodge & Cox Global Bond Fund - Class X | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.00%

[1]	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.